14. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 19,209,000
Operating loss carryforward expiration date	Dec. 31, 2036